Related Parties and Others - Details of Significant Financial Transactions with Related Parties and Others (Detail) - KRW (₩) ₩ in Millions				12 Months Ended
	Apr. 20, 2023	Mar. 30, 2023	Mar. 27, 2023	Dec. 31, 2024		Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Capital increase				₩ 1,280,814
WooRee E&L Co Ltd [member] | Associates [Member]
Disclosure of transactions between related parties [Line Items]
Collection of loans				256	[1]	₩ 183
LG Electronics Inc [member]
Disclosure of transactions between related parties [Line Items]
Borrowings	₩ 350,000	₩ 650,000	₩ 1,000,000
LG Electronics Inc [member] | Entity that has significant influence over the Parent Company [member]
Disclosure of transactions between related parties [Line Items]
Borrowings						₩ 1,000,000
Capital increase				₩ 436,031

[1]	For the year ended December 31, 2024, it was excluded from related parties and others due to loss of significant influence and transaction amount is the amount prior to exclusion.